Accumulated Other Comprehensive Income Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Combined Federal And State Income Tax Rate	37.00%
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	$ (1,422)	$ (3,907)
Other comprehensive income before reclassifications	(2,516)	3,405
Amounts reclassified from other comprehensive loss	(1,052)	(920)
Other Comprehensive Income (Loss), Net of Tax	(3,568)	2,485	(1,410)
Ending balance	(4,990)	(1,422)	(3,907)
Unrealized Gains (Losses) on Securities Available-for-Sale
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	3,573	825
Other comprehensive income before reclassifications	(5,201)	3,343
Amounts reclassified from other comprehensive loss	(482)	(595)
Other Comprehensive Income (Loss), Net of Tax	(5,683)	2,748
Ending balance	(2,110)	3,573
Defined Benefit Pension Plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(4,995)	(4,732)
Other comprehensive income before reclassifications	2,685	62
Amounts reclassified from other comprehensive loss	(570)	(325)
Other Comprehensive Income (Loss), Net of Tax	2,115	(263)
Ending balance	$ (2,880)	$ (4,995)